COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.9%
	ASSET MANAGEMENT - 5.9%
25,163	Brookfield Infrastructure Corporation, Class A	$ 977,582
14,742	Cohen & Steers, Inc.	960,884
13,395	Hamilton Lane, Inc., Class A	1,242,921
45,608	Kennedy-Wilson Holdings, Inc.	728,360
		3,909,747
	BANKING - 4.0%
25,880	Bank OZK	1,039,600
44,444	Home BancShares, Inc.	985,768
12,521	Prosperity Bancshares, Inc.	711,318
		2,736,686
	BIOTECH & PHARMA - 1.5%
28,574	Perrigo Company plc	1,000,090

	CABLE & SATELLITE - 1.3%
1,310	Cable One, Inc.	852,247

	CHEMICALS - 2.4%
38,329	Element Solutions, Inc.	790,344
4,768	Quaker Houghton	846,224
		1,636,568
	COMMERCIAL SUPPORT SERVICES - 5.6%
20,711	ABM Industries, Inc.	940,694
31,704	GFL Environmental, Inc.	1,027,209
9,973	Insperity, Inc.	1,010,563
4,368	UniFirst Corporation	769,336
		3,747,802
	CONSTRUCTION MATERIALS - 1.4%
3,604	Carlisle Companies, Inc.	947,924

	ELECTRICAL EQUIPMENT - 4.0%
13,431	BWX Technologies, Inc.	990,671
16,671	Cognex Corporation	784,871
3,567	Littelfuse, Inc.	952,674
		2,728,216

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	ENGINEERING & CONSTRUCTION - 1.6%
6,770	Tetra Tech, Inc.	$ 1,065,260

	FORESTRY, PAPER & WOOD PRODUCTS - 1.3%
8,336	UFP Industries, Inc.	869,862

	GAS & WATER UTILITIES - 1.2%
7,644	Chesapeake Utilities Corporation	841,604

	HEALTH CARE FACILITIES & SERVICES - 8.0%
1,711	Chemed Corporation	875,074
17,508	Encompass Health Corporation	1,243,768
13,322	Ensign Group, Inc. (The)	1,335,130
6,515	Quest Diagnostics, Inc.	856,723
10,447	US Physical Therapy, Inc.	1,053,371
		5,364,066
	HOUSEHOLD PRODUCTS - 1.7%
8,408	Inter Parfums, Inc.	1,174,850

	INDUSTRIAL INTERMEDIATE PROD - 0.8%
2,016	Valmont Industries, Inc.	511,056

	INDUSTRIAL REIT - 1.3%
13,795	Terreno Realty Corporation	839,978

	INSURANCE - 2.7%
7,280	Globe Life, Inc.	812,230
2,584	Kinsale Capital Group, Inc.	1,030,060
		1,842,290
	INTERNET MEDIA & SERVICES - 1.0%
16,234	Shutterstock, Inc.	683,614

	LEISURE FACILITIES & SERVICES - 5.9%
8,736	Churchill Downs, Inc.	1,094,446
2,584	Domino's Pizza, Inc.	1,001,042

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	LEISURE FACILITIES & SERVICES - 5.9% (Continued)
22,204	Travel + Leisure Company	$ 892,601
6,627	Wingstop, Inc.	1,064,561
		4,052,650
	LEISURE PRODUCTS - 1.5%
12,703	Brunswick Corporation	1,005,061

	MACHINERY - 3.1%
4,077	Nordson Corporation	995,359
7,207	Standex International Corporation	1,107,211
		2,102,570
	MEDICAL EQUIPMENT & DEVICES - 3.3%
17,945	LeMaitre Vascular, Inc.	1,037,400
5,351	STERIS plc	1,228,537
		2,265,937
	OIL & GAS PRODUCERS - 7.2%
7,171	Chord Energy Corporation	1,158,117
13,504	Civitas Resources, Inc.	1,110,299
17,836	Matador Resources Company	1,132,586
34,798	Northern Oil and Gas, Inc.	1,455,600
		4,856,602
	PUBLISHING & BROADCASTING - 1.3%
5,314	Nexstar Media Group, Inc.	865,119

	REAL ESTATE SERVICES - 1.5%
52,197	eXp World Holdings, Inc.	] 1,003,226

	RESIDENTIAL REIT - 1.0%
18,564	NexPoint Residential Trust, Inc.	697,078

	RETAIL - CONSUMER STAPLES - 1.6%
4,368	Casey's General Stores, Inc.	1,067,583

	RETAIL - DISCRETIONARY - 0.6%
2,621	Dick's Sporting Goods, Inc.	304,928

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	RETAIL - DISCRETIONARY - 0.6% (Continued)
2,964	Monro, Inc.	$ 97,041
		401,969
	SELF-STORAGE REITS - 1.2%
20,020	CubeSmart	835,034

	SEMICONDUCTORS - 5.6%
6,406	Entegris, Inc.	648,736
19,073	Kulicke & Soffa Industries, Inc.	986,646
11,975	Power Integrations, Inc.	1,006,140
6,916	Universal Display Corporation	1,124,264
		3,765,786
	SPECIALTY FINANCE - 1.3%
22,167	Air Lease Corporation	903,527

	STEEL - 2.1%
4,950	Reliance Steel & Aluminum Company	1,410,552

	TECHNOLOGY SERVICES - 9.5%
10,265	Booz Allen Hamilton Holding Corporation	1,163,127
6,333	Broadridge Financial Solutions, Inc.	1,179,268
2,184	FactSet Research Systems, Inc.	953,119
5,897	Jack Henry & Associates, Inc.	924,532
3,604	Morningstar, Inc.	838,543
11,539	TransUnion	937,198
16,161	TTEC Holdings, Inc.	480,951
		6,476,738
	TELECOMMUNICATIONS - 1.4%
13,905	Cogent Communications Holdings, Inc.	981,415

	TRANSPORTATION & LOGISTICS - 1.4%
4,823	Landstar System, Inc.	915,454

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	TRANSPORTATION EQUIPMENT - 1.3%
14,803	Allison Transmission Holdings, Inc.	$ 894,841

	WHOLESALE - DISCRETIONARY - 1.4%
2,512	Pool Corporation	918,387

	TOTAL COMMON STOCKS (Cost $60,569,253)	66,171,389

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.8%
	MONEY MARKET FUND - 1.8%
1,244,530	Northern Institutional Treasury Portfolio, 5.19% (Cost $1,244,530) (a)	1,244,530

	TOTAL INVESTMENTS - 99.7% (Cost $61,813,783)	$ 67,415,919
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	231,633
	NET ASSETS - 100.0%	$ 67,647,552

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of August 31, 2023.